Operating Segment Information - Financial Information by Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment	2
Revenues:
Revenues	$ 2,212	$ 1,938	$ 2,130
Segment Adjusted EBITDA
Segment adjusted EBITDA	180	136	194
Reconciliation of adjusted EBITDA to net loss:
Interest expense	(71)	(64)	(53)
Interest income	12	12	12
Income tax benefit (expense)	31	(12)	(150)
Depreciation and amortization	(119)	(114)	(110)
Net income attributable to noncontrolling interests	3	7	5
Other adjustments:
Business acquisition and integration (expense) credits	(1)	(1)	1
Separation gain (expense), net	(3)	10	3
(Loss) gain on disposition of businesses/assets	(9)	5	(1)
Certain legal expenses/ settlements	(5)	(6)	(4)
Amortization of pension and postretirement actuarial losses	(11)	(13)	(14)
Net plant incident costs, net	(13)	(7)	(20)
Restructuring, impairment and plant closing and transition costs	(68)	(58)	(33)
Net loss	(74)	(105)	(170)
Depreciation and Amortization:
Depreciation and amortization	119	114	110
Capital Expenditures:
Capital Expenditures	73	69	152
Total Assets:
Total Assets	2,364	2,357
Titanium Dioxide
Revenues:
Revenues	1,665	1,431	1,614
Performance Additives
Revenues:
Revenues	547	507	516
Operating segments
Segment Adjusted EBITDA
Segment adjusted EBITDA	230	182	244
Operating segments | Titanium Dioxide
Segment Adjusted EBITDA
Segment adjusted EBITDA	165	127	197
Reconciliation of adjusted EBITDA to net loss:
Depreciation and amortization	(89)	(85)	(79)
Depreciation and Amortization:
Depreciation and amortization	89	85	79
Capital Expenditures:
Capital Expenditures	61	60	133
Total Assets:
Total Assets	1,614	1,559
Operating segments | Performance Additives
Segment Adjusted EBITDA
Segment adjusted EBITDA	65	55	47
Reconciliation of adjusted EBITDA to net loss:
Depreciation and amortization	(29)	(26)	(27)
Depreciation and Amortization:
Depreciation and amortization	29	26	27
Capital Expenditures:
Capital Expenditures	12	9	18
Total Assets:
Total Assets	481	475
Corporate and Other
Segment Adjusted EBITDA
Segment adjusted EBITDA	(50)	(46)	(50)
Reconciliation of adjusted EBITDA to net loss:
Depreciation and amortization	(1)	(3)	(4)
Depreciation and Amortization:
Depreciation and amortization	1	3	4
Capital Expenditures:
Capital Expenditures	0	0	$ 1
Total Assets:
Total Assets	$ 269	$ 323